MUTUAL OF AMERICA

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK NY 10022-6839

212 224 1840

212 224 2518 FAX

AMY LATKIN

VICE PRESIDENT AND

ASSISTANT GENERAL COUNSEL

CORPORATE LAW

February 23, 2016

Via EDGAR correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (457 Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 033-05609 and 811-03996)

Post-effective amendment to Rule 485(a) of the Securities Act of 1933

Ladies and Gentlemen:

Contemporaneously herewith the above named Registrant is filing a post-effective amendment under Rule 485(a) of the Securities Act of 1933. This is to advise that the post-effective amendment includes changes to the aggregation rule applicable to determine eligibility for reduced pricing, which will result in lower pricing for certain group contract holders and their employers.

For your convenience, please contact us so that we can provide you with a prospectus marked to show changes from the last post-effective amendment filed under Rule 485(b) of the Securities Act of 1933. You can reach me at the above telephone number, or by e-mail to amy.latkin@mutualofamerica.com.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Assistant General Counsel